GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Long-Lived Assets by Region (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	$ 25,874	$ 30,839
Israel
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	20,090	24,510
United States
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	173	538
Other countries
Revenues from External Customers and Long-Lived Assets
Total property and equipment, net	$ 5,611	$ 5,791